Accruals and Other Liabilities - Summary of Accruals and Other Current Liabilities (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable And Accrued Liabilities Current [Line Items]
Provision for Loss on Contracts	¥ 401,743	¥ 285,519